Income tax expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income tax expense
9.	Income tax expense
The major components of income tax expense for the years ended December 31, 2017, 2018 and 2019 are as follows:

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000

Current income tax
- Current year	197,264	209,448	193,878	27,364
- Over provision in respect of prior years	(2,867)	(729)	(6,985)	(986)
Deferred tax
- Movement in temporary differences	(225)	(2,052)	(14,274)	(2,014)

Consolidated income tax expense reported in the statement of profit or loss	194,172	206,667	172,619	24,364

Income tax expense reported in the consolidated statement of profit or loss differs from the amount computed by applying the PRC income tax rate of 15% (being tax rate of Yuchai) for the years ended December 31, 2019, 2018 and 2017 for the following reasons:

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000

Accounting profit before tax	1,514,028	1,181,067	1,033,319	145,844
Computed tax expense at 15% (2018: 15%, 2017: 15%)	227,104	177,160	154,998	21,877
Adjustments resulting from:
Non-deductible expenses	21,982	5,146	3,982	562
Tax-exempt income	(58,324)	(3,634)	(6,171)	(871)
Utilization of deferred tax benefits previously not recognized	(16,687)	(5,518)	(5,076)	(716)
Deferred tax benefits not recognized	8,084	2,183	6,613	933
Tax credits for research and development expense	(34,428)	(22,407)	(31,863)	(4,497)
Tax rate differential	21,061	24,437	26,223	3,701
Over provision in respect of previous years current tax	(2,867)	(729)	(6,985)	(986)
Withholding tax expense	29,447	30,029	30,898	4,361
Others	(1,200)	—	—	—

Total	194,172	206,667	172,619	24,364

Deferred tax

Deferred tax relates to the following:

	Consolidated statement of financial position			Consolidated statement of profit or loss
	31.12.2018	31.12.2019	31.12.2019	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000	RMB’000	RMB’000	RMB’000	US$’000

Deferred tax liabilities
Accelerated tax depreciation	(27,554)	(44,920)	(6,340)	(4,601)	(12,432)	(17,366)	(2,451)
Interest receivable	(2,252)	(1,644)	(232)	679	(1,478)	608	86
PRC withholding tax on dividend income (i)	(106,922)	(106,922)	(15,091)	(29,031)	(29,842)	(30,721)	(4,336)

	(136,728)	(153,486)	(21,663)	(32,953)	(43,752)	(47,479)	(6,701)

Deferred tax assets
Impairment of property, plant and equipment	15,943	6,648	938	9,443	3,624	(9,295)	(1,312)
Write-down of inventories	16,060	18,403	2,598	(3,716)	(1,433)	2,343	331
Allowance for doubtful account receivables	5,177	10,077	1,422	(1,964)	(2,199)	4,900	692
Accruals	204,554	250,662	35,379	18,778	(186)	46,108	6,508
Deferred income	95,499	107,731	15,205	6,743	43,820	12,232	1,726
Others	23,974	29,439	4,155	3,894	2,178	5,465	770

	361,207	422,960	59,697	33,178	45,804	61,753	8,715

				225	2,052	14,274	2,014

Note:

(i)	The movement of PRC withholding tax on dividend income is as follows:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

At January 1	(100,572)	(106,922)	(15,091)
Provision made to consolidated statement of profit or loss	(29,842)	(30,721)	(4,336)
Utilization	23,492	30,721	4,336

December 31	(106,922)	(106,922)	(15,091)

The Corporate Income Tax (“CIT”) law provides for a tax of 10% to be withheld from dividends paid to foreign investors of PRC enterprises. This withholding tax provision does not apply to dividends paid out of profit earned prior to January 1, 2008. Beginning on January 1, 2008, a 10% withholding tax is imposed on dividends paid to the Company, as a non-resident
enterprise, unless an applicable tax treaty provides for a lower tax rate. The Company recognizes a deferred tax liability for withholding tax payable for profits accumulated after December 31, 2007 for the earnings that the Company does not plan to indefinitely reinvest in the PRC enterprises. As of December 31, 2019, the deferred tax liability for withholding tax payable was RMB 106.9 million (US$15.1 million) (2018: RMB 106.9 million). The amount of unrecognized deferred tax liability relating to undistributed earnings of the PRC enterprises is estimated to be RMB 253.5 million (US$35.8 million) (2018: RMB 249.2 million).

The following table represents the classification of the Group’s net deferred tax assets:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Deferred tax assets	361,207	422,960	59,697
Deferred tax liabilities	(136,728)	(153,486)	(21,663)

	224,479	269,474	38,034

Deferred tax assets have not been recognized in respect of the following items:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Unutilized tax losses	396,232	414,226	55,925
Unutilized capital allowances and investment allowances	107,588	107,613	15,185
Other unrecognized temporary differences relating to asset impairment and deferred grants	222,868	215,296	31,456

	726,688	737,135	102,566

Unrecognized tax losses for the Group are subject to agreement with the tax authorities and compliance with tax regulations in the respective countries in which the Group operates. The unutilized tax losses for PRC subsidiaries and Malaysia subsidiaries expire within the next 5 years and 7 years, respectively. These losses may not be used to offset taxable income elsewhere in the Group. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profits will be available against which the Group can utilize the benefits.